Survey expenses (Tables)	12 Months Ended
Dec. 31, 2020
Survey Expenses Tables
Survey expenses
	2020	2019	2018
Aircraft Operations
Charter hire reimbursements	$(622,383)	$(613,038)	$(698,211)
Lease payments	433,618	400,847	454,729
Operating expenses	1,320,352	1,459,536	1,347,428
	1,091,587	1,247,345	1,103,946
Survey Projects	-	1,363,741	-
	1,091,587	2,611,086	1,103,946